Sunstone Financial Group, Inc.
                       207 East Buffalo Street, Suite 400
                              Milwaukee, WI 53202
                              Phone:  414/271-5885
                               Fax:  414/271-9717



November 27, 1996



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Ariel Growth Fund - Registration Nos. 33-7699; 811-4786
-------------------------------------------------------------------------------


Dear Sir or Madam:

On behalf of the above-named registrant and pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, we hereby file the Funds' Form 24f-2 for the fiscal year ended September 30, 1996; and a legal opinion relating to the validity of the issued shares.

Please telephone the undersigned at (414) 271-5885 should you have any questions regarding this filing.

Sincerely,



/s/ Jon Kiekhofer
------------------

Jon Kiekhofer
Senior Financial Analyst




                                 October 3, 1996


Ariel Investment Trust
c/o Sunstone Financial Group, Inc.
207 East Buffalo Street
Suite 400
Milwaukee, WI 53202


Re: Investment Company Act Rule 24f-2 Notice for fiscal year ended
    September 30, 1996 for Ariel Growth Fund, d/b/a Ariel Investment Trust


Dear Sir or Madam:

      We have examined such documents and records as we deem necessary to render this opinion, including your Declaration of Trust.

     From such examination, we are of the opinion that Ariel Growth Fund, d/b/a Ariel Investment Trust, was authorized to issue shares of beneficial interest sold throughout the period covered by the Notice.

     On the basis of our examination of all relevant documents, in our opinion, the shares of beneficial interest sold in the one-year period ended September 30, 1996, were part of your authorized, but unissued, shares of beneficial interest which, when sold, were legally issued and, when issued and fully paid for in accordance with the terms of their offerings, constituted fully paid and non-assessable shares of beneficial interest.

     We hereby consent to the use of this opinion as an exhibit to the above-referenced Notice.



                               Very truly yours,

                               D'ANCONA & PFLAUM


                          By: /s/ Sheldon R. Stein


SRS:sls


cc: Roger P. Schmitt
    Ed Singleton




                    U.S. SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.



 1.   Name and address of issuer:

         Ariel Growth Fund
         307 North Michigan Avenue, Suite 500
         Chicago, IL 60601



 2.   Name of each series or class of funds for which this notice is filed:

         See Exhibit A



 3.   Investment Company Act File Number:  811-4786

         Securities Act File Number:     33-7699



 4.   Last day of fiscal year for which this notice is filed:

         September 30, 1996



 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                              (_)



 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         Not applicable



 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         Number: 3,211,141
         Sale Price: $80,245,914



 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None



 9.   Number and aggregate sale price of securities sold during the fiscal year:

         Number: 14,521,969 shares
         Sale Price: $356,580,532



 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Number: 11,310,828 shares
         Sale Price: $276,334,618



 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         Number: 1,075,770 shares
         Sale Price: $26,583,379



 12.  Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2 (from
           Item 10):                                           $276,334,618
                                                               ------------
      (ii) Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11, if
           applicable):                                        + 26,583,379
                                                               ------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year (if
           applicable):                                        -400,280,167
                                                               ------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a reduction
           to filing fees pursuant to rule 24e-2 (if
           applicable):                                        +          0
                                                               ------------
     (v)   Net aggregate price of securities sold and
           issued during the fiscal year in reliance on rule
           24f-2 [line (i), plus line (ii), less line (iii),
           plus line (iv)] (if applicable):                     (97,362,170)
                                                               ------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                   x     1/3300
                                                               ------------
    (vii)  Fee due [line (i) or line (v) multiplied by
           line (vi)]:                                         $    --
                                                               ============

 INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           ( )

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)<F1>     /s/ Roger P. Schmitt
                                      --------------------------

                                      Vice President, Secretary &
                                      Assistant Treasurer
                                      --------------------------

     Date  November 27, 1996
           -----------------

 <F1>Please print the name and title of the signing officer below the signature.